Disclosure About Fair Values of Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	$ 1,079,935	$ 1,139,347	$ 720,810
Derivative assets	3,121	4,361	7,738
Derivative liabilities	18,835	20,360	4,978
Carrying Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	1,079,935	1,139,347	720,810
Derivative assets	3,121	4,361	7,738
Other assets (Net profits interests)	16,405	19,425
Derivative liabilities	18,835	20,360	4,978
U.S. Treasury Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	97,598	96,785
Obligations of U.S. Government Agencies
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	88,350	97,528	90,793
Other Residential Mortgage-Backed Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	44,484	47,561	75,577
Commercial Mortgage-Backed Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	61,369	62,613	24,809
Mortgage-Backed Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	477,817	528,655	502,283
Obligations of States and Municipal Subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	410,423	410,812	122,320
Other Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	5,747	5,567	5,414
Fair Value, Measurements, Recurring | Carrying Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	1,079,935	1,139,347	720,810
Derivative assets	3,121	4,361	7,738
Other assets (Net profits interests)	16,405	19,425
Total recurring basis measured assets	1,099,461	1,163,133	728,548
Derivative liabilities	18,835	20,360	4,978
Total recurring basis measured liabilities	18,835	20,360	4,978
Fair Value, Measurements, Recurring | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	5,747	5,567	5,414
Total recurring basis measured assets	5,747	5,567	5,414
Fair Value, Measurements, Recurring | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	1,074,188	1,133,780	715,396
Derivative assets	3,121	4,361	7,738
Total recurring basis measured assets	1,077,309	1,138,141	723,134
Derivative liabilities	18,835	20,360	4,978
Total recurring basis measured liabilities	18,835	20,360	4,978
Fair Value, Measurements, Recurring | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other assets (Net profits interests)	16,405	19,425
Total recurring basis measured assets	16,405	19,425
Fair Value, Measurements, Recurring | U.S. Treasury Securities | Carrying Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	97,598	96,785
Fair Value, Measurements, Recurring | U.S. Treasury Securities | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	97,598	96,785
Fair Value, Measurements, Recurring | Obligations of U.S. Government Agencies | Carrying Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	88,350	97,528	90,793
Fair Value, Measurements, Recurring | Obligations of U.S. Government Agencies | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	88,350	97,528	90,793
Fair Value, Measurements, Recurring | Residential Pass-through | Guaranteed by GNMA | Carrying Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	119,835	153,153	280,190
Fair Value, Measurements, Recurring | Residential Pass-through | Issued by FNMA and FHLMC | Carrying Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	252,129	265,328	121,707
Fair Value, Measurements, Recurring | Residential Pass-through | Level 2 | Guaranteed by GNMA
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	119,835	153,153	280,190
Fair Value, Measurements, Recurring | Residential Pass-through | Level 2 | Issued by FNMA and FHLMC
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	252,129	265,328	121,707
Fair Value, Measurements, Recurring | Other Residential Mortgage-Backed Securities | Carrying Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	44,484	47,561	75,577
Fair Value, Measurements, Recurring | Other Residential Mortgage-Backed Securities | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	44,484	47,561	75,577
Fair Value, Measurements, Recurring | Commercial Mortgage-Backed Securities | Carrying Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	61,369	62,613	24,809
Fair Value, Measurements, Recurring | Commercial Mortgage-Backed Securities | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	61,369	62,613	24,809
Fair Value, Measurements, Recurring | Mortgage-Backed Securities | Carrying Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	477,817	528,655	502,283
Fair Value, Measurements, Recurring | Mortgage-Backed Securities | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	477,817	528,655	502,283
Fair Value, Measurements, Recurring | Obligations of States and Municipal Subdivisions | Carrying Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	410,423	410,812	122,320
Fair Value, Measurements, Recurring | Obligations of States and Municipal Subdivisions | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	410,423	410,812	122,320
Fair Value, Measurements, Recurring | Other Securities | Carrying Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	5,747	5,567	5,414
Fair Value, Measurements, Recurring | Other Securities | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investment securities available-for-sale	$ 5,747	$ 5,567	$ 5,414